Trade receivables and other current assets (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of break down of trade receivables

	As of December 31,
(in thousands of euros)	2020	2019
Trade receivables	62	11
Trade receivables	62	11
Trade receivables break down as follows:

	As of December 31,
(in thousands of euros)	2020	2019
Due in 3 months or less	62	11
Due between 3 and 6 months	—	—
Due between 6 and 12 months	—	—
Due after more than 12 months	—	—
Trade receivables	62	11

Disclosure of break down of other current assets
Other current assets break down as follows:

	As of December 31,
(in thousands of euros)	2020	2019
Research tax credit receivable	1,927	5,688
VAT receivable	971	1,419
Prepaid expenses	2,217	2,671
Other receivables	920	1,245
Other current assets	6,035	11,022

Disclosure of changes in research tax credit receivables
The change in research tax credit receivables breaks down as follows:

(in thousands of euros)
Receivable as of January 1, 2019	3,251
2019 research tax credit - Nanobiotix SA & Curadigm SAS	2,437
Receivable as of December 31, 2019	5,688
Refund of 2018 research tax credit – Nanobiotix SA	(3,251)
Refund of 2019 research tax credit – Nanobiotix SA	(2,374)
Refund of 2019 research tax credit – Curadigm SAS	(64)
2020 research tax credit – Nanobiotix SA	1,858
2020 research tax credit – Curadigm SAS	69
Receivable as of December 31, 2020	1,927